Income Taxes - Significant Components of Company's Net Deferred Tax Assets/(Liabilities) (Detail) - USD ($) $ in Millions	Sep. 30, 2019	Sep. 30, 2018
Deferred tax assets:
Allowances and reserves	$ 27	$ 26
Employee benefits and compensation	79	86
Other accruals	17	56
Tax attribute carryforwards	203	314
Other	3	4
Total deferred tax assets	329	486
Valuation allowance	(91)	(206)
Net deferred tax assets	238	280
Deferred tax liabilities:
Intangible assets	(372)	(434)
Total deferred tax liabilities	(372)	(434)
Net deferred tax liabilities	$ (134)	$ (154)